Supplement dated March 15, 2023
to the Statement of Additional Information (SAI) of the following Fund:
Fund	SAI Dated
Columbia Acorn Trust
Columbia Thermostat Fund	May 1, 2022
Effective immediately, all references to Anwiti Bahuguna in the SAI are hereby removed. Additionally, the information in the "Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services” section of the SAI is hereby revised as described below.
1. The information under the caption "Portfolio Managers of the Investment Manager" is hereby revised to add the following:
Portfolio Manager	Fund
Corey Lorenzen, CFA	Columbia Thermostat Fund
2. The information under the caption "Performance Benchmarks" is hereby revised to add the following:
Portfolio Manager	Performance Benchmarks
Corey Lorenzen (Columbia Thermostat Fund)	S&P 500® Index (primary equity benchmark), Bloomberg U.S. Aggregate Bond Index (primary debt benchmark) and the Blended Benchmark (an equally weighted custom composite of the Fund’s primary equity and debt benchmarks, established by the Investment Manager)
3. The information under the caption "Other Accounts Managed by the Portfolio Managers as of December 31, 2021" is hereby revised to add the following:
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets
Columbia Thermostat Fund	Corey Lorenzen***	1 RIC 6 Other Accounts	$37.29 million $0.92 million
*** The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2023.
4. The information under the caption "Portfolio Manager Ownership as of December 31, 2021" is hereby revised to add the following:
Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Corey Lorenzen	Columbia Thermostat Fund	—**
**	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2023.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP900_00_020_(03/23)